Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Preferred Stock

NOTE 9 – PREFERRED STOCK

Simultaneous with the closing of the Mergers, the Company consummated a private placement with institutional investors for the sale of convertible preferred stock, common stock, and warrants for an aggregate purchase price of $94,800 (the “PIPE Investment”). At the closing, the Company issued an aggregate of 600,000 shares of Series A Preferred Stock for gross proceeds of $60,000. The investors in the PIPE Investment were granted certain registration rights as set forth in the securities purchase agreements. The holders of the Series A Preferred Stock include 500,000 shares owned by funds managed by a member of the Company’s board of directors.

The Series A Preferred Stock ranks senior to all outstanding stock of the Company. Holders of the Series A Preferred Stock are entitled to vote on an as-converted basis together with the holders of the common stock, and not as a separate class, at any annual or special meeting of stockholders. Each share of Series A Preferred Stock is convertible at the holder’s election at any time, at an initial conversion price of $10.0625 per share, subject to adjustment (as applicable, the “Conversion Price”). Upon any conversion of the Series A Preferred Stock, the Company will be required to pay each holder converting shares of Series A Preferred Stock all accrued and unpaid dividends, in either cash or shares of common stock, at the Company’s option. The Conversion Price will be subject to adjustment for stock dividends, forward and reverse splits, combinations and similar events, as well as for certain dilutive issuances.

Dividends on the Series A Preferred Stock accrue at an initial rate of 8% per annum (the “Dividend Rate”), compounded quarterly, on each $100 (which represents a per share amount) of Series A Preferred Stock (the “Issue Price”) and are payable quarterly in arrears. Accrued and unpaid dividends, until paid in full in cash, will accrue at the then applicable Dividend Rate plus 2%. The Dividend Rate will be increased to 11% per annum, compounded quarterly, in the event that the Company’s senior indebtedness less unrestricted cash during any trailing twelve-month period ending at the end of any fiscal quarter is greater than 2.25 times earnings before interest, taxes, depreciation and amortization (“EBITDA”). The Dividend Rate will be reset to 8% at the end of the first fiscal quarter when the Company’s senior indebtedness less unrestricted cash during the trailing twelve-month period ending at the end of such quarter is less than 2.25 times EBITDA.

If, at any time following the second anniversary of the issuance of the Series A Preferred Stock, the volume weighted average price of the Company’s common stock equals or exceeds $25.00 per share (as adjusted for stock dividends, splits, combinations and similar events) for a period of thirty consecutive trading days, the Company may elect to force the conversion of any or all of the outstanding Series A Preferred Stock at the Conversion Price then in effect. From and after the eighth anniversary of the issuance of the Series A Preferred Stock, the Company may elect to redeem all, but not less than all, of the outstanding Series A Preferred Stock in cash at the Issue Price plus all accrued and unpaid dividends. From and after the ninth anniversary of the issuance of the Series A Preferred Stock, each holder of Series A Preferred Stock has the right to require the Company to redeem all of the holder’s outstanding shares of Series A Preferred Stock in cash at the Issue Price plus all accrued and unpaid dividends.

In the event of any liquidation, merger, sale, dissolution or winding up of the Company, holders of the Series A Preferred Stock will have the right to (i) payment in cash of the Issue Price plus all accrued and unpaid dividends, or (ii) convert the shares of Series A Preferred Stock into common stock and participate on an as-converted basis with the holders of common stock.

So long as the Series A Preferred Stock is outstanding, the holders thereof, by the vote or written consent of the holders of a majority in voting power of the outstanding Series A Preferred Stock, shall have the right to designate two members to the board of directors.

In addition, five-year warrants to purchase 596,273 shares of common stock at an exercise price of $11.50 per share were issued in conjunction with the issuance of the Series A Preferred Stock. The warrants may be exercised for cash or, at the option of the holder, on a “cashless basis” pursuant to the exemption provided by Section 3(a)(9) of the Securities Act. The warrants may be called for redemption in whole and not in part, at a price of $0.01 per share of common stock, if the last reported sales price of the Company’s common stock equals or exceeds $24.00 per share for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of redemption to warrant holders, if there is a current registration statement in effect with respect to the shares underlying the warrants.

The Series A Preferred Stock, while convertible into common stock, is also redeemable at the holder’s option and, as a result, is classified as temporary equity in the condensed consolidated balance sheets. Based on an analysis of its features, a determination was made that the Series A Preferred Stock was more akin to equity. While the embedded conversion option (“ECO”) was subject to an anti-dilution price adjustment, since the ECO was clearly and closely related to the equity host, it was not required to be bifurcated and it was not accounted for as a derivative liability under ASC 815.

After factoring in the relative fair value of the warrants issued in conjunction with the Series A Preferred Stock, the effective conversion price is $9.72 per share, compared to the market price of $10.29 per share on the date of issuance. As a result, a $3,392 beneficial conversion feature was recorded as a deemed dividend in the condensed consolidated statement of income because the Series A Preferred Stock is immediately convertible, with a credit to additional paid-in capital. The relative fair value of the warrants issued with the Series A Preferred Stock of $2,035 was recorded as a reduction to the carrying amount of the preferred stock in the condensed consolidated balance sheet. In addition, aggregate offering costs of $2,981 consisting of cash and the value of five-year warrants to purchase 178,882 shares of common stock at an exercise price of $11.50 per share issued to the placement agent were recorded as a reduction to the carrying amount of the preferred stock. The $632 value of the warrants was determined utilizing the Black-Scholes option pricing model using a term of 5 years, a volatility of 39%, a risk-free interest rate of 2.61%, and a 0% rate of dividends.

The discount associated with the Series A Preferred Stock was not accreted during the Successor Period because redemption was not currently deemed to be probable.

The Company’s board of directors did not declare a dividend payment on the Series A Preferred Stock of $2,709 for the period from January 1, 2019 to June 30, 2019. The dividends were $4.52 per share of Series A Preferred Stock for the period from January 1, 2019 to June 30, 2019. As a result, the amount was added to the carrying amount of the Series A Preferred Stock and the dividend rate is currently at 10% until such dividends are paid.

NOTE 15 – PREFERRED STOCK

Simultaneous with the closing of the Mergers, the Company consummated a private placement with institutional investors for the sale of convertible preferred stock, common stock, and warrants for an aggregate purchase price of $94,800 (the “PIPE Investment”). At the closing, the Company issued an aggregate of 600,000 shares of Series A Preferred Stock for gross proceeds of $60,000. The investors in the PIPE Investment were granted certain registration rights as set forth in the securities purchase agreements. The holders of the Series A Preferred Stock include 500,000 shares owned by funds managed by a member of the Company’s Board of Directors.

The Series A Preferred Stock ranks senior to all outstanding stock of the Company. Holders of the Series A Preferred Stock are entitled to vote on an as-converted basis together with the holders of the Common Stock, and not as a separate class, at any annual or special meeting of stockholders. Each share of Series A Preferred Stock is convertible at the holder’s election at any time, at an initial conversion price of $10.0625 per share, subject to adjustment (as applicable, the “Conversion Price”). Upon any conversion of the Series A Preferred Stock, the Company will be required to pay each holder converting shares of Series A Preferred Stock all accrued and unpaid dividends, in either cash or shares of common stock, at the Company’s option. The Conversion Price will be subject to adjustment for stock dividends, forward and reverse splits, combinations and similar events, as well as for certain dilutive issuances.

Dividends on the Series A Preferred Stock accrue at an initial rate of 8% per annum (the “Dividend Rate”), compounded quarterly, on each $100 of Series A Preferred Stock (the “Issue Price”) and are payable quarterly in arrears. Accrued and unpaid dividends, until paid in full in cash, will accrue at the then applicable Dividend Rate plus 2%. The Dividend Rate will be increased to 11% per annum, compounded quarterly, in the event that the Company’s senior indebtedness less unrestricted cash during any trailing twelve-month period ending at the end of any fiscal quarter is greater than 2.25 times earnings before interest, taxes, depreciation and amortization (“EBITDA”). The Dividend Rate will be reset to 8% at the end of the first fiscal quarter when the Company’s senior indebtedness less unrestricted cash during the trailing twelve-month period ending at the end of such quarter is less than 2.25 times EBITDA.

If, at any time following the second anniversary of the issuance of the Series A Preferred Stock, the volume weighted average price of the Company’s common stock equals or exceeds $25.00 per share (as adjusted for stock dividends, splits, combinations and similar events) for a period of thirty consecutive trading days, the Company may elect to force the conversion of any or all of the outstanding Series A Preferred Stock at the Conversion Price then in effect. From and after the eighth anniversary of the issuance of the Series A Preferred Stock, the Company may elect to redeem all, but not less than all, of the outstanding Series A Preferred Stock in cash at the Issue Price plus all accrued and unpaid dividends. From and after the ninth anniversary of the issuance of the Series A Preferred Stock, each holder of Series A Preferred Stock has the right to require the Company to redeem all of the holder’s outstanding shares of Series A Preferred Stock in cash at the Issue Price plus all accrued and unpaid dividends.

In the event of any liquidation, merger, sale, dissolution or winding up of the Company, holders of the Series A Preferred Stock will have the right to (i) payment in cash of the Issue Price plus all accrued and unpaid dividends, or (ii) convert the shares of Series A Preferred Stock into common stock and participate on an as-converted basis with the holders of common stock.

So long as the Series A Preferred Stock is outstanding, the holders thereof, by the vote or written consent of the holders of a majority in voting power of the outstanding Series A Preferred Stock, shall have the right to designate two members to the board of directors.

In addition, five-year warrants to purchase 596,273 shares of common stock at an exercise price of $11.50 per share were issued in conjunction with the issuance of the Series A Preferred Stock. The warrants may be exercised for cash or, at the option of the holder, on a “cashless basis” pursuant to the exemption provided by Section 3(a)(9) of the Securities Act. The warrants may be called for redemption in whole and not in part, at a price of $0.01 per share of common stock, if the last reported sales price of the Company’s common stock equals or exceeds $24.00 per share for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of redemption to warrant holders, if there is a current registration statement in effect with respect to the shares underlying the warrants.

The Series A Preferred Stock, while convertible into common stock, is also redeemable at the holder’s option and, as a result, is classified as temporary equity in the consolidated balance sheets. An analysis of its features determined that the Series A Preferred Stock was more akin to equity. While the embedded conversion option (“ECO”) was subject to an anti-dilution price adjustment, since the ECO was clearly and closely related to the equity host, it was not required to be bifurcated and it was not accounted for as a derivative liability under ASC 815, Derivates and Hedging.

After factoring in the relative fair value of the warrants issued in conjunction with the Series A Preferred Stock, the effective conversion price is $9.72 per share, compared to the market price of $10.29 per share on the date of issuance. As a result, a $3,392 beneficial conversion feature was recorded as a deemed dividend in the consolidated statement of income because the Series A Preferred Stock is immediately convertible, with a credit to additional paid-in capital. The relative fair value of the warrants issued with the Series A Preferred Stock of $2,035 was recorded as a reduction to the carrying amount of the preferred stock in the consolidated balance sheet. In addition, aggregate offering costs of $2,981 consisting of cash and the value of five-year warrants to purchase 178,882 shares of common stock at an exercise price of $11.50 per share issued to the placement agent were recorded as a reduction to the carrying amount of the preferred stock. The $632 value of the warrants was determined utilizing the Black-Scholes option pricing model using a term of 5 years, a volatility of 39%, a risk-free interest rate of 2.61%, and a 0% rate of dividends.

The discount associated with the Series A Preferred Stock wasn’t accreted during the Successor period because redemption was not currently deemed to be probable.

On June 19, 2018, the Company’s Board of Directors declared a dividend payment on the Series A Preferred Stock of $1,425 for the period from March 15, 2018 to March 31, 2018 and for the period from April 1, 2018 to June 30, 2018. The dividend was paid on July 2, 2018 to the holders. On September 20, 2018, the Company’s Board of Directors declared a dividend payment on the Series A Preferred Stock of $1,210 for the period from July 1, 2018 to September 30, 2018. The dividend was paid to the holders of Series A Preferred Stock on October 1, 2018. On December 14, 2018, the Company’s Board of Directors declared a dividend payment on the Series A Preferred Stock of $1,210 for the period from October 1, 2018 to December 31, 2018. The dividend was paid to the holders of Series A Preferred Stock on January 2, 2019.